Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue recognition
Total revenue	¥ 35,376,996	$ 5,129,182	¥ 30,405,839	¥ 25,214,290
Revenue (in percent)	100.00%	100.00%	100.00%	100.00%
Express delivery services
Revenue recognition
Total revenue	¥ 32,575,698	$ 4,723,032	¥ 27,450,922	¥ 21,900,201
Revenue (in percent)	92.10%	92.10%	90.30%	86.90%
Freight forwarding services
Revenue recognition
Total revenue	¥ 1,212,677	$ 175,822	¥ 1,529,601	¥ 1,862,689
Revenue (in percent)	3.40%	3.40%	5.00%	7.40%
Sale of accessories
Revenue recognition
Total revenue	¥ 1,384,674	$ 200,759	¥ 1,231,283	¥ 1,133,712
Revenue (in percent)	3.90%	3.90%	4.00%	4.50%
Others
Revenue recognition
Total revenue	¥ 203,947	$ 29,569	¥ 194,033	¥ 317,688
Revenue (in percent)	0.60%	0.60%	0.70%	1.20%